Supply Chain Financing (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Supplier Finance Program

The changes in the Group’s outstanding payment obligations confirmed as valid under the supplier chain financing program for the year ended December 31, 2023, are as follows:

Year ended December 31,
2023
RMB
Balance at beginning of the year	—
Purchase from suppliers	895,161
Payment to suppliers	(438,196)
Balance at ending of the year	456,965